Share capital - Conditional Share Capital Narrative (Details) SFr / shares in Units, $ / shares in Units, $ in Thousands	Jul. 04, 2022 CHF (SFr) SFr / shares shares	Jun. 30, 2022 CHF (SFr) SFr / shares shares	Jul. 04, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares shares	May 06, 2022 SFr / shares	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Temporary equity, carrying amount		SFr 832,392.25		$ 871		SFr 832,392.25	$ 973
Par value per share (in CHF/USD per share) | (per share)	SFr 0.05	SFr 0.05	$ 0.05	$ 0.05	SFr 0.05
Ordinary shares
Disclosure of classes of share capital [line items]
Temporary equity, shares outstanding (in shares)		16,647,845		16,647,845		16,647,845	16,647,845
Conditional Share Capital [Member]
Disclosure of classes of share capital [line items]
Par value per share (in CHF/USD per share) | (per share)		SFr 0.05		$ 0.05
Increase Decrease Number Of Ordinary Shares Issued value	SFr 992,218	SFr 541,332	$ 1,038	$ 567
Increase Decrease In Number Of Ordinary Shares Issued	19,844,360	10,826,640